Exhibit 99.1

Indenture Trustee’s Investor Report

Genworth Global Funding Trust 2005-A, (the “Trust”)

Funding Agreement Policy No.: GS-I6000

Payment Date 03/15/06

Description	CUSIP Number	Original Issue Date	Stated Maturity Date
Secured Medium-Term Notes	37247X AA0	December 21, 2005	December 15, 2010

(i)	The amount received by the Indenture Trustee as of the last Payment Date in respect of the principal, interest and premium, if any, on the Funding Agreement (the “Funding Agreement”) issued by GE Life and Annuity Insurance Company (“GELAAC”)*.

Principal Amount Received	Interest Amount Received
$0.00	$3,262,000.00

(ii)	The amount of payment on such Payment Date to holders allocable to principal and premium, if any, and interest on the notes of the Trust and the amount of aggregate unpaid interest accrued on such notes as of such Payment Date.

Principal Amount Allocable	Principal Amount Unpaid	Interest Amount Allocable	Interest Amount Unpaid
$0.00	$0.00	$3,262,000.00	$0.00

(iii)	The aggregate original stated amount of the Funding Agreement, the interest rate thereon at the close of business on the day preceding such Payment Date, and the aggregate principal balance of the notes of the Trust at the close of business on such Payment Date

Aggregate Original Stated Amount	Current Interest Rate (per annum)	Aggregate Principal Balance
$300,000,000	4.660%	$300,000,000

(iv)	The amounts of compensation invoiced by the Indenture Trustee during the period relating to such Payment Date.

Paid by Trust: $0.00

Paid by GELAAC: $0.00

•	All Principal Amounts include applicable premium, if any

By: JPMorgan Chase Bank, N.A., as Indenture Trustee

*	On January 1, 2006, GELAAC changed its name to Genworth Life and Annuity Insurance Company (“GLAIC”).